Investment Objectives and Goals - Boyd Watterson Limited Duration Enhanced Income Fund	Oct. 23, 2025
Prospectus [Line Items]
Risk/Return [Heading]	BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND – FUND SUMMARY
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Boyd Watterson Limited Duration Enhanced Income Fund (the “Fund”) seeks: (i) income generation as a principal objective; and
Objective, Secondary [Text Block]	(ii) capital preservation and total return as secondary objectives.